FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
FAIR VALUE MEASUREMENTS
Schedule of Fair value assets measured on recurring basis

		May 31,	February 29,
Description	Level	2020	2020
Assets:
Marketable securities held in Trust Account	1	$34,219,205	$60,882,949

		February 29,	February 28,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$60,882,949	$65,241,920